Sales Financing Receivables And Loan Receivables (Schedule Of Recorded Investment In Sales Financing Receivables By Type Of Receivables, Region, And Credit Quality Indicator) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Retail Finance Receivable | North America
Credit Quality [Line Items]
Total financing receivables	¥ 203,728	¥ 193,985
Retail Finance Receivable | North America | Rank A
Credit Quality [Line Items]
Total financing receivables	194,625	183,973
Retail Finance Receivable | North America | Rank B
Credit Quality [Line Items]
Total financing receivables	8,699	9,713
Retail Finance Receivable | North America | Rank C
Credit Quality [Line Items]
Total financing receivables	404	299
Retail Finance Receivable | Other Areas
Credit Quality [Line Items]
Total financing receivables	865
Retail Finance Receivable | Other Areas | Rank A
Credit Quality [Line Items]
Total financing receivables	865
Finance Lease Receivable | Japan
Credit Quality [Line Items]
Total financing receivables	8,766	9,666
Finance Lease Receivable | Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	8,565	9,485
Finance Lease Receivable | Japan | Rank B
Credit Quality [Line Items]
Total financing receivables	201	181
Finance Lease Receivable | Asia Outside Japan
Credit Quality [Line Items]
Total financing receivables	103,170	99,716
Finance Lease Receivable | Asia Outside Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	100,169	98,444
Finance Lease Receivable | Asia Outside Japan | Rank B
Credit Quality [Line Items]
Total financing receivables	3,001	1,272
Long-Term Trade Accounts Receivable | Japan
Credit Quality [Line Items]
Total financing receivables	58,228	51,987
Long-Term Trade Accounts Receivable | Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	55,041	49,058
Long-Term Trade Accounts Receivable | Japan | Rank B
Credit Quality [Line Items]
Total financing receivables	2,669	2,890
Long-Term Trade Accounts Receivable | Japan | Rank C
Credit Quality [Line Items]
Total financing receivables	518	39
Long-Term Trade Accounts Receivable | Asia Outside Japan
Credit Quality [Line Items]
Total financing receivables	82
Long-Term Trade Accounts Receivable | Asia Outside Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	¥ 82